Restructuring and Other Charges - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Facility Position	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Additional charges, net	$ 29,765	$ 5,079	$ 19,711
Frutarom Integration Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of sites closed | Facility	35
Expected Number Of Sites Closed, Period	2 years
Number Of Sites Closed | Facility	10
2017 Productivity Program [Member]
Restructuring Cost and Reserve [Line Items]
Additional charges, net			24,500
Severance | Frutarom Integration Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Additional charges, net	$ 10,400
Other Restructuring Costs	65,000
Severance | 2019 Severance Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Additional charges, net	21,300
Other Restructuring Costs	25,000
Severance | 2017 Productivity Program [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs			25,000
Scent [Member]
Restructuring Cost and Reserve [Line Items]
Additional charges, net	$ 12,093	3,433	13,077
Scent [Member] | Severance | 2019 Severance Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Expected Number of Positions Eliminated | Position	330
Shared IT & Corporate Costs [Member]
Restructuring Cost and Reserve [Line Items]
Additional charges, net	$ 7,627	$ 0	$ 2,129
Asia [Member] | Frutarom Integration Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number Of Sites Closed | Facility	1
EMEA [Member] | Frutarom Integration Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number Of Sites Closed | Facility	6
Latin America [Member] | Frutarom Integration Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number Of Sites Closed | Facility	2
North America [Member] | Frutarom Integration Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number Of Sites Closed | Facility	1